Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets, Liabilities, and Expenses Subject to Fair Value Measurements

Assets, liabilities, and expenses subject to fair value measurements are as follows:

June 30, 2025	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$158,255	$158,255

Liability:
ARO liabilities	$—	$—	$2,307,928	$2,307,928
Embedded derivative liability	$—	$—	$480,490	$480,490

December 31, 2024	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$16,999	$16,999

Liabilities:
ARO liabilities	$—	$—	$2,198,064	$2,198,064
Embedded derivative liability	$—	$—	$309,181	$309,181

Assets, liabilities, and expenses subject to fair value measurements are as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$16,999	$16,999

Liabilities:
ARO liabilities	$—	$—	$2,198,064	$2,198,064
Assignment of interest in certain properties	$—	$—	$166,449	$166,449
Embedded derivative liability	$—	$—	$309,181	$309,181

Expenses:
Stock-based compensation	$—	$—	$6,893,650	$6,893,650

December 31, 2023
Liability:
ARO liabilities	$—	$—	$1,654,968	$1,654,968

Expense:
Stock-based compensation	$—	$—	$2,499,000	$2,499,000

Schedule of Derivative Liability and Equity Facility Asset at Initial Measurement

The equity facility derivative asset and the embedded derivative liability were valued using a Monte Carlo model.

		Embedded	Embedded	Embedded	Equity Facility	Embedded
	Equity Facility Derivative Asset	Derivative Liability June 30, 2025	Derivative Liability June 30, 2025	Derivative Liability January 15, 2025	Derivative Asset December 6, 2024	Derivative Liability December 6, 2024
	June 30, 2025	(December Note)	(January Note)	(Initial Measurement)	(Initial Measurement)	(Initial Measurement)
Conversion price	$-	$10.00	$10.00	$10.00	$—	$10.00
Share price	$0.49	$0.49	$0.49	$3.00	$9.88	$9.88
Volatility	96.0%	71.0%	69.0%	32.0%	29.0%	28.0%
Probability of default	—	32.52%	32.80%	41.0%	—	41.0%
Risk-free rate	4.32%	4.08%	4.03%	4.12%	4.23%	4.08%
Dividend yield	—	—	—	—	—	—

The following table provides quantitative information regarding Level 3 fair value measurements for the embedded derivative as of December 6, 2024.

	Equity Facility Derivative Asset	Embedded Derivative Liability
	December 6, 2024	December 6, 2024
Conversion price	$—	$10.00
Share price	$9.88	$9.88
Volatility	29.0%	28.0%
Probability of default	—	41.0%
Risk-free rate	4.23%	4.08%
Dividend yield	—	—

Schedule of Derivative Liabilities and Equity Facility Derivative Asset

The following table presents the changes in the fair value of Level 3 embedded derivative liabilities and equity facility derivative asset:

	Embedded Derivative Liabilities	Equity Facility Derivative Asset
Fair value as of January 1, 2025	$309,181	$16,999
Initial fair value as of January 15, 2025	263,012	—
Change in valuation inputs or other assumptions	(91,703)	141,256
Fair value as of June 30, 2025	$480,490	$158,255